Kinetics Mutual Funds Inc.
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

December 14, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Kinetics Mutual Funds Inc. (“Registrant”)
File Nos.: 333-78275 and 811-09303

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Registrant on behalf of its series, The Kinetics Spin-Off and Corporate Restructuring Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated December 11, 2017, and filed electronically as Post-Effective Amendment No. 66 to the Fund’s Registration Statement on Form N-1A on December 8, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Sincerely,

Eric W. Pinciss, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures